NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
Notes Payable [Abstract]
NOTES PAYABLE

Notes payable as of December 31, 2013 and December 31, 2012 consist of the following:

	December 31, 2013	December 31, 2012
Classified by financial institutions:
China Citic Bank	$37,332,540	$35,312,435
Bank of Zhengzhou	-	6,420,443
Minsheng Bank of China	9,250,541	19,261,328
Guangdong Development Bank	14,866,940	22,471,549
Shanghai Pudong Development Bank	3,303,765	25,681,771
China Merchants Bank	-	11,235,775
China Everbright Bank	19,822,588	27,286,881
Bank of Luoyang	49,226,093	43,337,988
Bank of Communications	46,583,081	22,792,572
Bank of Pingdingshan	28,907,941	32,102,213
Bank of Xuchan	-	2,407,666
Commercial bank of Kaifeng	13,215,059	4,815,332
Huaxia Bank	-	1,605,111
Ping An Bank	3,303,765	4,815,331
	$225,812,313	$259,546,395

Additional information:
Maximum balance outstanding during the year	$323,096,618	$309,304,826
Interest expense	$6,446,941	$4,701,767
Finance charge per contract	0.050%	0.05%-0.15%

All notes payable are secured by corresponding restricted cash. The amount of restricted cash required to be placed ranging from 10% to 100% of such notes. When the restricted cash is not sufficient to secure the note, certificate of deposits, inventories, Henan Green's assets or guarantees by Henan Green's director or other third parties are further requested by banks. As of December 31, 2013 and December 31, 2012, the Group's cash of $114,803,746 and $145,413,726, respectively were restricted for such purpose. All the notes payable have terms of six months. Local PRC banks had certain covenants on the Henan Green, which required Henan Green to notify the banks if Henan Green was not in compliance. Henan Green was not in compliance with its financial covenants during 2013 and 2012. The terms of the notes payable prohibit making advances or providing guarantees to other unrelated parties without prior consent of the banks. Banks may call the notes if Henan Green was not in compliance with its financial covenants. Banks have not called the notes or assessed penalty on Henan Green for these violations. Henan  Green does not believe that any penalty will be assessed by banks for these covenant violations and therefore no provision has been made for the years ended December 31, 2013 and 2012.